Schedule Of Other Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Other Investments
Listed equity investment (16.67 % holding)	$ 3,034
Unlisted equity investment	4,345
Equity investment	7,379
Convertible note receivable	1,120
Note receivable	1,120
Total Other Investments	$ 8,499